Schedule II.-Valuation and Qualifying Accounts and Reserves	12 Months Ended
Mar. 31, 2023
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II.-Valuation and Qualifying Accounts and Reserves
Schedule II.—Valuation and Qualifying Accounts and Reserves
ORIX Corporation and Subsidiaries

	Millions of yen
	Year Ended March 31, 2021
Description	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction	Translation adjustment	Balance at end of period
Restructuring cost:
Severance and other benefits to terminated employees	¥690	¥0	¥0	¥(474)	¥36	¥252

Total	¥690	¥0	¥0	¥(474)	¥36	¥252

	Millions of yen
	Year Ended March 31, 2022
Description	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction	Translation adjustment	Balance at end of period
Restructuring cost:
Severance and other benefits to terminated employees	¥252	¥0	¥2,781	¥(187)	¥4	¥2,850

Total	¥252	¥0	¥2,781	¥(187)	¥4	¥2,850

	Millions of yen
	Year Ended March 31, 2023
Description	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction	Translation adjustment	Balance at end of period
Restructuring cost:
Severance and other benefits to terminated employees	¥2,850	¥0	¥0	¥(2,373)	¥3	¥480

Total	¥2,850	¥0	¥0	¥(2,373)	¥3	¥480

	Millions of yen
Description	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction*1	Other*2	Balance at end of period
Deferred tax assets:
Valuation allowance
Year ended March 31, 2021	¥15,369	¥805	¥7,458	¥(2,487)	¥415	¥21,560
Year ended March 31, 2022	¥21,560	¥1,403	¥13,414	¥(2,445)	¥1,223	¥35,155
Year ended March 31, 2023	¥35,155	¥143	¥4,123	¥(2,814)	¥680	¥37,287

*1
The amount of deduction includes benefits recognized in earnings, expiration of loss carryforwards and sales of subsidiaries. The amounts of benefits recognized in earnings were ¥553 million in fiscal 2021, ¥1,742 million in fiscal 2022 and ¥1,465 million in fiscal 2023.

*2	The amount of other includes translation adjustment and the effect of changes in statutory tax rate.